Fair Value Measurements - Summary of Fair Value Hierarchy of the Valuation Techniques (Details)	4 Months Ended
Jun. 30, 2026 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity Date	Nov. 19, 2026
Total assets	$ 75,238,468